Summary of Changes in Fair Value of Level 3 Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurement with unobservable inputs reconciliation, beginning balance	$ 575,000
Loss from change in fair value included in earnings	22,759,829	575,000
Initial issuance of note recognized as debt discount	80,000
Reclassification to additional paid in capital of conversion of convertible note payable	(23,414,829)
Fair value measurement with unobservable inputs reconciliation, ending balance		$ 575,000